UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4520

Waddell & Reed Advisors Global Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Global Bond Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Banks - 0.80%
Banco Itau Holding Financeira S.A., ADR	20,400	$594,864
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	69	964,698
Taishin Financial Holding Co., Ltd. (A)	1,117,000	684,810
		2,244,372
Business Equipment and Services - 0.27%
Dentsu Inc. (A)	274	756,589

Construction Materials - 0.32%
Cemex, S.A. de C.V., ADR*	15,722	895,682

Finance Companies - 0.29%
Rio Tinto plc (A)	15,200	803,610

Gold and Precious Metals - 0.20%
Open Joint Stock Company, "Mining and Metallurgical Company Norilsk Nickel", ADR*	4,400	570,900

Mining - 0.29%
BHP Billiton Plc (A)	37,600	810,279

Motor Vehicles - 0.34%
Toyota Motor Corporation (A)	18,000	942,153

Petroleum -- International - 1.11%
BP p.l.c., ADR	20,000	1,392,200
OAO LUKOIL, ADR	13,900	1,156,480
Open Joint Stock Company Gazprom, ADR	12,950	544,547
		3,093,227
Railroad - 0.33%
Central Japan Railway Company (A)	94	936,386

Real Estate Investment Trust - 0.36%
Sumitomo Realty & Development Co., Ltd. (A)*	41,000	1,010,311

Steel - 0.31%
Companhia Vale do Rio Doce, ADR	35,600	855,824

Utilities -- Telephone - 0.22%
Open Joint Stock Company ''Vimpel-Communications'', ADR*	13,150	602,533

TOTAL COMMON STOCKS - 4.84%		$13,521,866

(Cost: $12,871,427)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.05%
FedEx Corporation,
2.65%, 4-1-07	$3,000	2,929,347

Aircraft - 0.35%
Raytheon Company,
5.375%, 4-1-13	1,000	970,895

Banks - 7.93%
Banco BMG S.A.:
9.15%, 1-15-16	500	478,750
9.15%, 1-15-16 (B)	500	490,000
Banco Santiago SA,
7.0%, 7-18-07	4,555	4,580,267
Bank for Foreign Trade,
7.0%, 4-13-09 (C)	RUB45,000	1,686,013
ICICI Bank Limited,
4.75%, 10-22-08	$3,210	3,112,779
Industrial Development Bank of India Ltd.,
5.125%, 12-23-09	1,800	1,736,001
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	2,900	2,885,210
Norwest Corporation,
6.55%, 12-1-06	2,000	2,005,290
Or-ICB S.A.,
6.875%, 7-29-08	1,000	993,700
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,500	1,506,951
Unibanco - Uniao de Bancos Brasileiros S.A.,
7.375%, 12-15-13	2,700	2,686,500
		22,161,461
Beverages - 3.26%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR1,700	2,334,855
Coca-Cola Bottling Co.,
6.85%, 11-1-07	$2,000	2,021,576
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	2,000	2,325,000
Miller Brewing Company,
4.25%, 8-15-08 (B)	2,500	2,427,250
		9,108,681
Broadcasting - 2.85%
British Sky Broadcasting Group plc,
7.3%, 10-15-06	4,000	4,015,200
Cox Communications, Inc.,
7.75%, 8-15-06	1,640	1,642,793
EchoStar DBS Corporation,
5.75%, 10-1-08	1,000	977,500
Univision Communications Inc.,
2.875%, 10-15-06	1,350	1,337,750
		7,973,243
Business Equipment and Services - 1.25%
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP,
12.0%, 6-20-08	1,500	1,627,500
Quebecor World Capital Corporation,
4.875%, 11-15-08	2,000	1,855,000
		3,482,500
Chemicals -- Petroleum and Inorganic - 0.30%
Braskem S.A.,
12.5%, 11-5-08 (B)	750	828,750

Chemicals -- Specialty - 0.76%
Bayer Corporation,
6.2%, 2-15-08 (B)	2,100	2,110,017

Coal - 0.35%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	982,500

Construction Materials - 0.72%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	1,850	2,013,816

Containers - 0.89%
Packaging Corporation of America,
4.375%, 8-1-08	2,550	2,476,397

Finance Companies - 7.20%
ALROSA Finance S.A.,
8.125%, 5-6-08	1,500	1,532,700
American Honda Finance Corporation,
5.47%, 9-11-06 (B)	2,000	2,000,314
BP Capital Markets p.l.c.,
2.625%, 3-15-07	2,000	1,960,298
CSN Islands VII Corp.,
10.75%, 9-12-08 (B)	2,500	2,675,000
Caterpillar Financial Services Corporation,
3.67%, 10-4-07	1,000	975,711
Rio Tinto Finance (USA) Limited,
2.625%, 9-30-08	2,000	1,873,746
Russian Standard Bank:
7.5%, 10-7-10	1,750	1,631,875
7.5%, 10-7-10 (B)	1,000	932,500
SLM Corporation:
4.91%, 4-1-14	2,500	2,320,525
4.184%, 7-25-14	2,500	2,284,400
Toyota Motor Credit Corporation,
5.05%, 1-18-15	1,000	921,290
VTB Capital S.A.,
8.02563%, 7-30-07	1,000	1,022,700
		20,131,059
Food and Related - 4.48%
Bunge Limited Finance Corp.:
4.375%, 12-15-08	850	819,975
7.8%, 10-15-12	2,000	2,161,952
Cadbury Schweppes Finance p.l.c.,
5.0%, 6-26-07	500	495,501
Cadbury Schweppes US Finance LLC,
3.875%, 10-1-08 (B)	875	838,946
Cosan S.A. Industria e Comercio:
9.0%, 11-1-09 (B)	1,500	1,567,500
8.25%, 11-15-19	1,000	896,250
General Mills, Inc.:
2.625%, 10-24-06	501	496,541
5.125%, 2-15-07	2,750	2,740,903
Iansa Overseas Limited,
7.25%, 7-28-12	2,500	2,500,000
		12,517,568
Forest and Paper Products - 2.60%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	500	475,000
International Paper Company,
4.25%, 1-15-09	500	480,520
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (B)	2,500	2,735,092
S.A. Industrias Votorantim,
7.875%, 1-23-14 (B)	500	510,000
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	1,000	1,030,000
Weyerhaeuser Company,
6.75%, 3-15-12	2,000	2,043,322
		7,273,934
Homebuilders, Mobile Homes - 0.67%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	2,000	1,880,000

Household -- General Products - 0.35%
Fortune Brands, Inc.,
2.875%, 12-1-06	1,000	987,910

Household -- Major Appliances - 0.69%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (B)	2,000	1,919,792

Leisure Time Industry - 0.71%
Carnival Corporation,
3.75%, 11-15-07	1,000	971,601
Royal Caribbean Cruises Ltd.,
6.75%, 3-15-08	1,000	1,004,086
		1,975,687
Mining - 2.20%
Falconbridge Limited,
7.35%, 11-1-06	3,750	3,767,445
Vedanta Resources plc,
6.625%, 2-22-10 (B)	2,500	2,387,500
		6,154,945
Motor Vehicles - 0.88%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	2,500	2,446,505

Multiple Industry - 1.44%
Cox Enterprises, Inc.,
4.375%, 5-1-08 (B)	1,000	967,872
Hutchison Whampoa Finance Limited,
6.95%, 8-1-07	1,000	1,011,696
Tyco International Group S.A.,
6.375%, 10-15-11	2,000	2,040,754
		4,020,322
Non-Residential Construction - 0.20%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	500	551,250

Petroleum -- Canada - 0.72%
Talisman Energy Inc.,
7.125%, 6-1-07	2,000	2,020,636

Petroleum -- Domestic - 1.51%
ENSCO International Incorporated,
6.75%, 11-15-07	540	547,112
Open Joint Stock Company Tyumen Oil Company,
11.0%, 11-6-07	3,000	3,157,200
Valero Energy Corporation,
6.875%, 4-15-12	500	518,282
		4,222,594
Petroleum -- International - 3.78%
OAO Siberian Oil Company, Loan Participation Notesdue 2007, issued by, but without recourse to, Salomon Brothers AG for the purpose of financing a loan to OAO Siberian Oil Company,
11.5%, 2-13-07	1,000	1,029,400
Open Joint Stock Company Gazprom,
9.125%, 4-25-07	3,500	3,569,300
PTT Exploration and Production Public Company Limited,
7.625%, 10-1-06 (B)	1,100	1,100,624
Panva Gas Holdings Limited:
8.25%, 9-23-11	1,500	1,508,800
8.25%, 9-23-11 (B)	750	754,400
Pecom Energia S.A.,
9.0%, 5-1-09	500	515,000
Petrobras International Finance Company:
9.125%, 2-1-07	1,000	1,019,000
9.875%, 5-9-08	1,000	1,060,000
		10,556,524
Railroad - 1.15%
TFM, S.A. de C.V.,
12.5%, 6-15-12	2,000	2,205,000
Union Pacific Corporation,
6.7%, 12-1-06	1,000	1,003,705
		3,208,705
Security and Commodity Brokers - 1.15%
Hongkong and Shanghai Banking Corporation (The),
5.25%, 8-29-49	2,500	2,275,000
Morgan Stanley,
5.36%, 5-1-14	1,000	949,430
		3,224,430
Steel - 1.28%
Evraz Group S.A.,
8.25%, 11-10-15 (B)	3,000	2,917,500
Pohang Iron & Steel Co., Ltd.,
7.125%, 11-1-06	670	672,307
		3,589,807
Trucking and Shipping - 2.15%
Caliber System, Inc.,
7.8%, 8-1-06	1,000	1,001,138
WMX Technologies, Inc.,
7.0%, 10-15-06	5,000	5,017,065
		6,018,203
Utilities -- Electric - 2.33%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	1,234	1,169,570
Dominion Resources, Inc.,
4.125%, 2-15-08	2,000	1,949,662
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	2,000	2,063,342
Florida Power & Light Company,
6.0%, 6-1-08	325	326,522
Southern Company Capital Funding, Inc.,
5.3%, 2-1-07	1,000	995,360
		6,504,456
Utilities -- Gas and Pipeline - 1.40%
FirstEnergy Corp.,
5.5%, 11-15-06	2,000	1,997,626
Transportadora de Gas del Sur S.A.,
7.5%, 12-15-13	2,000	1,900,000
		3,897,626
Utilities -- Telephone - 3.50%
America Movil, S.A. de C.V.,
4.125%, 3-1-09	800	758,732
Digicel Limited,
9.25%, 9-1-12	1,500	1,567,500
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	2,500	2,565,500
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	2,000	2,110,000
Singapore Telecommunications Limited,
5.875%, 9-6-06	750	750,294
Sprint Capital Corporation,
6.125%, 11-15-08	1,000	1,007,833
TELUS Corporation,
7.5%, 6-1-07	1,000	1,014,635
		9,774,494

TOTAL CORPORATE DEBT SECURITIES - 60.10%		$167,914,054

(Cost: $170,001,764)

OTHER GOVERNMENT SECURITIES

Brazil - 1.46%
Federative Republic of Brazil (The),
10.0%, 1-16-07	4,000	4,080,000

Chile - 1.36%
Republic of Chile:
5.625%, 7-23-07	2,800	2,797,200
5.52563%, 1-28-08	1,000	1,004,500
		3,801,700
Germany - 7.94%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (C)	EUR17,500	22,187,416

Japan - 3.59%
Japanese Government 15 Year Floating Rate Bond,
0.69%, 1-20-18 (C)	JPY1,175,000	10,040,480

Russia - 0.33%
Russian Federation,
8.25%, 3-31-10 (B)	$889	923,340

South Korea - 1.00%
Export-Import Bank of Korea (The),
7.1%, 3-15-07	1,000	1,008,841
Korea Development Bank (The):
5.42563%, 10-29-06	1,000	1,000,360
5.25%, 11-16-06	775	773,139
		2,782,340

TOTAL OTHER GOVERNMENT SECURITIES - 15.68%		$43,815,276

(Cost: $44,475,187)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 5.53%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 3-15-11	1,731	5,789
5.0%, 4-15-19	261	41,697
5.0%, 4-15-19	127	19,463
5.0%, 2-15-20	2,408	70,021
5.0%, 7-15-21	819	67,648
5.0%, 6-15-22	1,721	71,012
5.0%, 7-15-22	6,678	304,617
5.0%, 11-15-22	499	79,837
5.0%, 1-15-23	1,374	70,797
5.0%, 4-15-23	4,002	309,674
5.0%, 5-15-23	226	41,109
5.0%, 8-15-23	168	29,798
5.5%, 11-15-23	6,225	624,727
5.5%, 11-15-23	434	35,556
5.0%, 6-15-24	10,045	1,026,141
5.0%, 9-15-24	1,449	118,771
5.5%, 9-15-24	823	66,094
5.5%, 4-15-25	1,398	193,977
5.5%, 4-15-25	117	11,418
5.0%, 9-15-25	1,928	186,908
5.5%, 10-15-25	2,284	515,062
5.0%, 2-15-26	1,961	264,833
5.0%, 4-15-26	2,592	234,696
5.0%, 10-15-28	446	103,683
5.0%, 8-15-30	11,033	1,198,103
5.5%, 3-15-31	225	32,798
5.5%, 10-15-32	4,411	891,490
5.5%, 5-15-33	3,127	800,612
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 3-25-16	6,455	366,551
5.5%, 11-25-17	284	24,968
5.0%, 5-25-22	179	34,362
5.0%, 7-25-23	2,933	547,561
5.0%, 8-25-23	937	170,861
5.5%, 9-25-25	180	14,741
5.5%, 11-25-25	2,341	166,232
5.0%, 9-25-30	1,281	206,732
5.5%, 12-25-33	3,784	880,757
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
5.0%, 7-1-34	4,226	3,963,233
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 5-20-27	4,366	307,000
5.0%, 6-16-29	2,000	369,937
5.0%, 7-20-33	3,243	680,642
5.5%, 11-20-33	474	89,349
5.5%, 7-1-35	1,291	209,954
		15,449,211
Treasury Inflation Protected Obligation - 2.28%
United States Treasury Note,
3.375%, 1-15-07 (D)	5,000	6,375,692

Treasury Obligation - 4.98%
United States Treasury Note,
4.875%, 5-31-08	14,000	13,921,796

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.79%		$35,746,699

(Cost: $35,357,074)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.08%	Face Amount in Thousands

Argentine Peso, 5-7-07 (C)	ARS7,800	(51,503)
Brazilian Real, 2-16-07 (C)	BRL26,200	276,598
Canadian Dollar, 9-5-06 (C)	CAD6,100	281,578
Canadian Dollar, 9-5-06 (C)	7,780	(48,663)
Chinese Yuan Renminbi, 9-5-06 (C)	CNY20,360	(35,771)
Chinese Yuan Renminbi, 4-21-08 (C)	102,200	(141,507)
Eurodollar, 7-19-06 (C)	EUR1,700	112,984
Eurodollar, 7-19-06 (C)	1,700	(87,603)
Eurodollar, 9-5-06 (C)	6,400	482,480
Eurodollar, 9-5-06 (C)	6,400	(458,392)
Eurodollar, 5-2-07 (C)	2,200	18,425
Japanese Yen, 9-5-06 (C)	JPY48,446	8,331
Japanese Yen, 9-5-06 (C)	1,755,240	(451,497)
Japanese Yen, 12-7-06 (C)	768,000	155,271
Japanese Yen, 12-7-06 (C)	610,000	(60,121)
Mexican Peso, 12-19-06 (C)	MXN85,400	153,348
Mexican Peso, 12-19-06 (C)	29,400	(158,501)
Russian Ruble, 1-24-07 (C)	RUB145,200	248,516
Singapore Dollar, 9-5-06 (C)	SGD15,750	203,153
Singapore Dollar, 9-5-06 (C)	9,000	(80,306)
South Korean Won, 4-19-07 (C)	KRW2,600,000	5,531
South Korean Won, 4-19-07 (C)	2,600,000	(29,035)
Swiss Franc, 5-2-07 (C)	CHF13,400	174,008
Swiss Franc, 5-30-07 (C)	14,950	(185,897)
Taiwan Dollar, 5-22-07 (C)	TWD172,000	(100,932)
		$230,495

SHORT-TERM SECURITIES	Principal Amount in Thousands

Beverages - 3.22%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	$9,000	8,997,400

Capital Equipment - 1.07%
Caterpillar Inc.,
5.22%, 7-7-06	3,000	2,997,390

Food and Related - 1.86%
McCormick & Co. Inc.,
5.27%, 7-3-06	5,191	5,189,480

Household -- General Products - 0.36%
Colgate-Palmolive Company,
5.2%, 7-20-06	1,000	997,256

TOTAL SHORT-TERM SECURITIES - 6.51%		$18,181,526

(Cost: $18,181,526)

TOTAL INVESTMENT SECURITIES - 100.00%		$279,409,916

(Cost: $280,886,978)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

The following swap agreements were outstanding at June 30, 2006.
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ Depreciation

Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$2,000,000	$(39,500)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	2,000,000	(43,475)
Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	4,000,000	(85,359)
Bear Stearns	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	2,900,000	34,840
Bear Stearns	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	2,800,000	45,493
Bear Stearns	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	2,600,000	29,660
Merrill Lynch International	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	2,800,000	45,493
Morgan Stanley	Federative Republic of Brazil Swap	1.89%	6-20-11	2,800,000	(23,649)

					$(36,497)

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $36,559,007 or 13.08% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, CNY - Chinese Yuan Renminbi, EUR - Euro, JPY - Japanese Yen, KRW - Korean Won, MXN - Mexican Peso, RUB - Russian Ruble, SGD - Singapore Dollar, TWD - Taiwan Dollar)

(D) The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Global Bond Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006